New and revised standards and interpretations issued but not yet effective (Narrative) (Details)	12 Months Ended
Oct. 31, 2019 USD ($)
New And Revised Standards And Interpretations Issued But Not Yet Effective [Abstract]
Non cancellable operating lease commitments	$ 132,165
Net right-of-use assets	74,307
Current lease liabilities	36,442
Non-current lease liabilities	37,865
Expected profit (loss) decrease (increase)	$ 4,374